INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Income tax provision	$ (16,086)	$ 0
Cash paid for taxes	0
Increase in changes in valuation allowance	2,955,488	3,680,546
Unrecognized tax position	0	0
Interest and penalties related to unrecognized tax benefits	$ 0	$ 0
Income tax examination description	The Company expects to file income tax returns in the U.S. federal, various state jurisdictions, and India for 2025. The Company is not currently under examination by income tax authorities in federal, state, or India. All tax returns remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss or credits. India’s statute of limitations generally expires three years from the end of the relevant assessment year. Therefore, the assessment years 2022–23 through 2025–26 remain open to examination.
United States
INCOME TAXES
Net operating loss carryforward	$ 34,944,785
NOLs subject to expiration	962,509
NOLs which can be carried forward indefinitely	$ 33,982,276
NOL Expiration year	2036
State
INCOME TAXES
NOLs subject to expiration	$ 15,780,473
NOLs which can be carried forward indefinitely	$ 6,332,138
NOL Expiration year	2044
Foreign
INCOME TAXES
NOLs subject to expiration	$ 1,269,615
NOLs which can be carried forward indefinitely	$ 5,062,523
NOL Expiration year	2027